Description of Organization and Business Operations (FY) (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2021 USD ($) Business $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Feb. 17, 2021 USD ($) $ / shares
Description of Organization and Business Operations [Abstract]
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Period of prior to completion of the Business Combination	2 days	2 days
Net tangible asset threshold for redeeming Public Shares | $	$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent	15.00%	15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period	100.00%	100.00%
Period to complete Business Combination from closing of Proposed Public Offering		24 months
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period	10 days	10 days
Minimum [Member]
Description of Organization and Business Operations [Abstract]
Number of operating businesses included in initial Business Combination	1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination	80.00%	80.00%
Post-transaction ownership percentage of the target business	50.00%	50.00%
Maximum [Member]
Description of Organization and Business Operations [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses | $		$ 100,000	$ 100,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares		$ 1.00	$ 1.00
Warrants to be issued (in shares) | shares		5,500,000
Proposed Public Offering [Member]
Description of Organization and Business Operations [Abstract]
Units to be issued (in shares) | shares		17,500,000
Share price (in dollars per share) | $ / shares		$ 10.00	10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations [Abstract]
Units to be issued (in shares) | shares		20,125,000
Share price (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Warrants to be issued (in shares) | shares		6,025,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares		$ 1.00
Warrants to be issued (in shares) | shares		6,025,000